Trade receivables and other current assets - Disclosure of Break Down of Other Current Assets (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Research tax credit receivable	€ 3,154	€ 1,927
VAT receivable	1,129	971
Prepaid expenses	7,246	2,217
Other receivables	2,004	920
Other current assets	€ 13,534	€ 6,035